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Nathan D. Briggs
T +1 202 626 3909
Nathan.Briggs@ropesgray.com

October 31, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	PIMCO Flexible Credit Income Fund (File Nos. 333-[ ], 811-23211)

Ladies and Gentlemen:

On behalf of PIMCO Flexible Credit Income Fund (the “Fund”), a Massachusetts business trust, we are filing today, for immediate effectiveness pursuant to Rule 486(b) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, a filing on Form N-2 (the “Combined Registration Statement”) that (i) registers additional common shares under the Act and (ii) amends the Trust’s existing registration statement, File No. 333- 214419 (filed February 8, 2017), as amended, previously filed by the Fund.

The Combined Registration Statement is being filed for the purpose of registering an additional $1,000,000,000 in common shares of beneficial interest, bringing the Fund’s financial statements up to date and making certain nonmaterial changes to the Fund’s Prospectus and Statement of Additional Information. The required registration fees have been wired to the SEC.

We have assisted the Fund in the preparation of the Combined Registration Statement and believe that the Combined Registration Statement does not contain disclosure that would render it ineligible to become effective under Rule 486(b) under the Act.

Please direct any questions or comments regarding this filing to me at (202) 626-3909 or, in my absence, to David Sullivan at (617) 951-7362. Thank you for your attention in this matter.

Very truly yours,

/s/ Nathan D. Briggs
Nathan D. Briggs

cc:	Joshua D. Ratner

Wu-Kwan Kit

David C. Sullivan